Financial Instruments and Fair Value Disclosures (Tables)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2022
Summary of charterers that individually accounted for 10% or more of the Company's time charter revenues

Charterer	2022	2021
A	20%	—
B	14%	—
C	12%	—
D	11%	32%
E	—	35%
F	—	26%

OceanPal Inc. Predecessors [Member]
Summary of charterers that individually accounted for 10% or more of the Company's time charter revenues

	From January 1,
	2021 to
Charterer	November 29, 2021	2020	2019
C Transport Maritime LTD	38%
Vitera Chartering	29%
Reachy International	28%
Cargill International S.A.		34%	33%
Phaethon International Co AG.		34%
Uniper Global Commodities, Dusseldorf GE		22%
Crystal Sea Shipping Co., Limited		10%	12%
Hadson Shipping Lines Inc.			30%
Glencore Agriculture BV			22%